Financial Liabilities Designated At Fair Value Through Profit Or Loss	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Financial Liabilities Designated At Fair Value Through Profit Or Loss
18	FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial liabilities designated at fair value through profit or loss at March 31, 2024 and 2023 consisted of the following:

	At March 31,
	2024	2023

	(In millions)
Borrowings	¥248,904	¥113,262
Debt securities in issue	249,380	300,844

Total financial liabilities designated at fair value through profit or loss	¥498,284	¥414,106

The Group applies the fair value option to certain financial liabilities which were issued by the Group’s securities subsidiary.
As
part of risk management, the Group enters into derivative transactions to offset the profit or loss of financial liabilities containing embedded derivatives, designated at fair value through profit or loss under the fair value option. The carrying amounts of those financial liabilities at March 31, 2024 and 2023 were ¥24,002 million less and ¥51,684 million less than the contractual amounts required to be paid at maturity, respectively. The cumulative profits arising from changes in own credit risk of those financial liabilities were decreased by ¥11,900 million from ¥13,595 million at March 31, 2023 to
¥1,695 million at March 31, 2024
.